Application of critical estimates and judgments (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Buildings and Improvements
Depreciation and depletion rates
Average depreciation and depletion rates	3.36%	3.49%
Machinery, equipment and facilities
Depreciation and depletion rates
Average depreciation and depletion rates	8.34%	9.34%
Mines and wells
Depreciation and depletion rates
Average depreciation and depletion rates	8.84%	8.83%
Furniture and fixtures
Depreciation and depletion rates
Average depreciation and depletion rates	10.13%	10.36%
IT equipment
Depreciation and depletion rates
Average depreciation and depletion rates	20.09%	20.53%
Lab equipment
Depreciation and depletion rates
Average depreciation and depletion rates	9.56%	9.65%
Security equipment
Depreciation and depletion rates
Average depreciation and depletion rates	9.77%	9.78%
Vehicles
Depreciation and depletion rates
Average depreciation and depletion rates	17.51%	22.72%
Other
Depreciation and depletion rates
Average depreciation and depletion rates	18.17%	18.97%